Financial risk management - Capital Risk Management (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Retained cash flow ratio	8.90%	6.60%
Gearing ratio	81.00%	65.00%
Interest cover ratio	4.7	4.5
Debt covenants, borrowings excluding cash and short term investments	£ 55,000
Debt covenants, borrowings excluding cash and short term investments, headroom	10,000
Non-US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt	35,000
US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt	35,000
US And Non-US subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt, headroom	£ 10,000
WPD
Disclosure of credit risk exposure [line items]
Interest coverage ratio	300.00%
Net debt to RAV gearing covenants	0.85
Net debt to RAV gearing ratio	60.00%
WPD | Minimum
Disclosure of credit risk exposure [line items]
Interest cover ratio	5
WPD | Maximum
Disclosure of credit risk exposure [line items]
Interest cover ratio	6